Note 21 - Segmented Information - Schedule of Non-current Assets (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Non-current assets	$ 50,099,699	$ 37,362,991
Canada [member]
Statement Line Items [Line Items]
Non-current assets	366,450	89,950
United States [member]
Statement Line Items [Line Items]
Non-current assets	4,923,209	1,280,383
Mexico [member]
Statement Line Items [Line Items]
Non-current assets	$ 44,810,040	$ 35,992,658